Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2020 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2020 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 653
3 Years	819
5 Years	999
10 Years	1,519
Fidelity Advisor Freedom 2020 Fund - Class C
Expense Example, No Redemption:
1 Year	159
3 Years	493
5 Years	850
10 Years	1,655
Fidelity Advisor Freedom 2020 Fund - Class M
Expense Example, No Redemption:
1 Year	454
3 Years	675
5 Years	914
10 Years	1,599
Fidelity Advisor Freedom 2020 Fund - Class I
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	701
Fidelity Advisor Freedom 2020 Fund - Class Z
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616